Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flow Changes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows at beginning of year	$ 832	$ 826
Oil and gas sales during period net of production costs and royalties	(123)	(215)
Changes due to prices	(419)	(20)
Development costs during the period	57	103
Changes in forecast development costs	69	(88)
Changes resulting from extensions, infills and improved recovery	(2)	48
Changes resulting from discoveries	0
Changes resulting from acquisitions of reserves	0
Changes resulting from dispositions of reserves	(3)	(4)
Accretion of discount	83	83
Net change in income tax	0
Changes resulting from other changes and technical reserves revisions plus effects on timing	(83)	98
Standardized measure of discounted future net cash flows at end of year	$ 411	$ 832